Financial instruments and risk management - Schedule of contractual cash flows (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure about contractual cash flows [line items]
Borrowings	£ (16,502)	£ (16,020)
Interest on borrowings	(217)	(141)
Lease capital repayments	(448)	(475)
Lease future interest payments	0	0
Trade and other financial liabilities	(4,782)	(5,145)
Non-derivative financial liabilities	(21,949)	(21,781)
Other derivative instruments (net)
Derivative instruments	134	22
Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(1,701)	(1,522)
Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(3,522)	(2,817)
Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,874)	(2,625)
Due after five years
Disclosure about contractual cash flows [line items]
Borrowings	(8,405)	(9,056)
Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable
Payable
Undiscounted amount
Disclosure about contractual cash flows [line items]
Borrowings	(16,954)	(16,380)
Interest on borrowings	(3,417)	(3,235)
Lease capital repayments	(448)	(475)
Lease future interest payments	(102)	(93)
Trade and other financial liabilities	(4,866)	(5,156)
Non-derivative financial liabilities	(25,787)	(25,339)
Other derivative instruments (net)	(202)	(352)
Derivative instruments	286	268
Undiscounted amount | Within one year
Disclosure about contractual cash flows [line items]
Borrowings	(1,707)	(1,524)
Interest on borrowings	(541)	(427)
Lease capital repayments	(75)	(85)
Lease future interest payments	(18)	(13)
Trade and other financial liabilities	(4,417)	(4,765)
Non-derivative financial liabilities	(6,758)	(6,814)
Other derivative instruments (net)	19	(86)
Derivative instruments	34	(18)
Undiscounted amount | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(3,615)	(2,842)
Interest on borrowings	(750)	(626)
Lease capital repayments	(104)	(107)
Lease future interest payments	(28)	(20)
Trade and other financial liabilities	(231)	(123)
Non-derivative financial liabilities	(4,728)	(3,718)
Other derivative instruments (net)	(88)	(123)
Derivative instruments	(57)	(89)
Undiscounted amount | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(2,980)	(2,738)
Interest on borrowings	(623)	(560)
Lease capital repayments	(69)	(61)
Lease future interest payments	(19)	(16)
Trade and other financial liabilities	(122)	(142)
Non-derivative financial liabilities	(3,813)	(3,517)
Other derivative instruments (net)	(79)	(78)
Derivative instruments	(48)	(44)
Undiscounted amount | Due after five years
Disclosure about contractual cash flows [line items]
Borrowings	(8,652)	(9,276)
Interest on borrowings	(1,503)	(1,622)
Lease capital repayments	(200)	(222)
Lease future interest payments	(37)	(44)
Trade and other financial liabilities	(96)	(126)
Non-derivative financial liabilities	(10,488)	(11,290)
Other derivative instruments (net)	(54)	(65)
Derivative instruments	357	419
Undiscounted amount | Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable	1,558	2,473
Payable	(1,070)	(1,853)
Undiscounted amount | Cross currency swaps (gross) | Within one year
Disclosure about contractual cash flows [line items]
Receivable	43	851
Payable	(28)	(783)
Undiscounted amount | Cross currency swaps (gross) | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Receivable	87	90
Payable	(56)	(56)
Undiscounted amount | Cross currency swaps (gross) | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Receivable	87	90
Payable	(56)	(56)
Undiscounted amount | Cross currency swaps (gross) | Due after five years
Disclosure about contractual cash flows [line items]
Receivable	1,341	1,442
Payable	£ (930)	£ (958)